Matthews China Active ETFMarch 31, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 99.9%
	Shares	Value
Consumer Discretionary: 30.0%
Broadline Retail: 18.1%
Alibaba Group Holding, Ltd.	194,500	$3,199,876
JD.com, Inc. Class A	90,700	1,874,550
PDD Holdings, Inc. ADR[a]	12,837	1,519,259
		6,593,685
Hotels, Restaurants & Leisure: 8.2%
Meituan Class Ba,b,c	76,210	1,526,100
Galaxy Entertainment Group, Ltd.	136,000	531,393
Trip.com Group, Ltd. ADR	5,912	375,885
Luckin Coffee, Inc. ADR[a]	10,813	374,022
Yum China Holdings, Inc.	3,710	193,143
		3,000,543
Household Durables: 2.7%
Midea Group Co., Ltd. A Shares	47,400	512,105
Man Wah Holdings, Ltd.	841,200	485,455
		997,560
Automobiles: 1.0%
BYD Co., Ltd. H Shares	7,500	378,649
Total Consumer Discretionary		10,970,437

Financials: 22.3%
Banks: 8.5%
China Construction Bank Corp. H Shares	1,705,000	1,507,705
China Merchants Bank Co., Ltd. A Shares	123,300	734,617
China Merchants Bank Co., Ltd. H Shares	120,000	707,942
Postal Savings Bank of China Co., Ltd. H Shares[b,c]	284,000	175,577
		3,125,841
Insurance: 7.0%
Ping An Insurance Group Co. of China, Ltd. H Shares	188,000	1,118,774
China Life Insurance Co., Ltd. H Shares	376,000	724,908
New China Life Insurance Co., Ltd. H Shares	183,600	699,683
		2,543,365
Capital Markets: 6.1%
China International Capital Corp., Ltd. H Shares[b,c]	370,400	691,260
China Merchants Securities Co., Ltd. H Shares[b,c]	343,000	589,867
East Money Information Co., Ltd. A Shares	113,940	354,087
Hong Kong Exchanges & Clearing, Ltd.	7,000	310,219
CITIC Securities Co., Ltd. H Shares	57,500	149,657
Hithink RoyalFlush Information Network Co., Ltd. A Shares	3,300	129,713
		2,224,803
Consumer Finance: 0.7%
Qifu Technology, Inc. ADR	5,744	257,963
Total Financials		8,151,972

Communication Services: 14.6%
Interactive Media & Services: 11.8%
Tencent Holdings, Ltd.	56,100	3,583,628
Kuaishou Technology[a,b,c]	66,600	465,240

	Shares	Value
Baidu, Inc. Class Aa	22,150	$256,082
		4,304,950
Entertainment: 2.4%
Kingsoft Corp., Ltd.	88,400	427,780
NetEase, Inc.	13,500	274,154
Tencent Music Entertainment Group ADR	10,560	152,170
		854,104
Media: 0.4%
Focus Media Information Technology Co., Ltd. A Shares	165,711	160,103
Total Communication Services		5,319,157

Industrials: 9.7%
Electrical Equipment: 3.8%
Contemporary Amperex Technology Co., Ltd. A Shares	18,400	640,540
Hongfa Technology Co., Ltd. A Shares	79,900	405,004
Sungrow Power Supply Co., Ltd. A Shares	22,900	218,760
Xuji Electric Co., Ltd. A Shares	32,900	110,030
		1,374,334
Ground Transportation: 2.8%
DiDi Global, Inc. ADR[a]	212,466	1,028,335
Machinery: 1.5%
Neway Valve Suzhou Co., Ltd. A Shares	55,100	211,045
Sinotruk Hong Kong, Ltd.	62,000	168,143
Yutong Bus Co., Ltd. A Shares	42,200	153,969
		533,157
Air Freight & Logistics: 1.2%
JD Logistics, Inc.[a,b,c]	264,700	427,314
Marine Transportation: 0.4%
Orient Overseas International, Ltd.	11,000	163,014
Total Industrials		3,526,154

Information Technology: 6.3%
Semiconductors & Semiconductor Equipment: 3.1%
Will Semiconductor Co., Ltd. Shanghai A Shares	44,900	820,150
NAURA Technology Group Co., Ltd. A Shares	2,887	165,292
JCET Group Co., Ltd. A Shares	33,600	161,898
		1,147,340
Communications Equipment: 1.3%
BYD Electronic International Co., Ltd.	53,500	277,116
Suzhou TFC Optical Communication Co., Ltd. A Shares	16,860	196,355
		473,471
Electronic Equipment, Instruments & Components: 1.1%
Foxconn Industrial Internet Co., Ltd. A Shares	91,200	249,278
Luxshare Precision Industry Co., Ltd. A Shares	13,000	73,160
SUPCON Technology Co., Ltd. A Shares	9,032	66,007
		388,445

Matthews China Active ETFMarch 31, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Technology Hardware, Storage & Peripherals: 0.8%
Lenovo Group, Ltd.	222,000	$299,032
Total Information Technology		2,308,288

Consumer Staples: 5.9%
Beverages: 4.4%
Wuliangye Yibin Co., Ltd. A Shares	50,500	912,919
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	19,700	580,976
Tsingtao Brewery Co., Ltd. H Shares	18,000	129,558
		1,623,453
Food Products: 1.5%
Guangdong Haid Group Co., Ltd. A Shares	40,500	278,420
Anjoy Foods Group Co., Ltd. A Shares	23,100	253,703
		532,123
Total Consumer Staples		2,155,576

Real Estate: 4.8%
Real Estate Management & Development: 4.8%
KE Holdings, Inc. ADR	30,208	606,879
China Overseas Property Holdings, Ltd.	505,000	347,255
Longfor Group Holdings, Ltd.[b,c]	185,000	233,262
CIFI Holdings Group Co., Ltd.[a]	7,010,000	220,744
Yuexiu Property Co., Ltd.	291,000	197,857
Times China Holdings, Ltd.[a]	2,348,000	89,027
China Overseas Grand Oceans Group, Ltd.	295,000	70,904
Total Real Estate		1,765,928

Energy: 2.5%
Oil, Gas & Consumable Fuels: 2.1%
PetroChina Co., Ltd. H Shares	938,000	758,328
Energy Equipment & Services: 0.4%
China Oilfield Services, Ltd. H Shares	194,000	159,832
Total Energy		918,160

Health Care: 2.0%
Biotechnology: 1.0%
Innovent Biologics, Inc.[a,b,c]	61,000	365,359
Health Care Equipment & Supplies: 0.7%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	7,500	241,539
Health Care Providers & Services: 0.3%
Aier Eye Hospital Group Co., Ltd. A Shares	67,500	123,371
Total Health Care		730,269

	Shares	Value

Materials: 1.8%
Chemicals: 1.3%
Wanhua Chemical Group Co., Ltd. A Shares	33,000	$305,252
Nanjing Cosmos Chemical Co., Ltd. A Shares	44,800	149,890
		455,142
Metals & Mining: 0.5%
MMG, Ltd.[a]	536,000	184,630
Total Materials		639,772

TOTAL COMMON EQUITIES		36,485,713
(Cost $35,134,816)
SHORT-TERM INVESTMENTS: 0.1%
Money Market Funds: 0.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.26%[d]	43,587	43,587
(Cost $43,587)

Total Investments: 100.0%		36,529,300
(Cost $35,178,403)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.0%)		(16,611)
Net Assets: 100.0%		$36,512,689

a	Non-income producing security.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $4,473,979, which is 12.25% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of March 31, 2025.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).